Investment Strategy - UVA Unconstrained Medium-Term Fixed Income ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any kind with a dollar-weighted average effective duration of between three and ten years. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.

The fixed income and other income-producing instruments in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Ratings (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Sub-Adviser to be of comparable credit quality). The Sub-Adviser considers all mortgage-backed securities to be eligible for purchase regardless of their credit rating or lack thereof, and such securities, if present in the Fund, are not considered by the Sub-Adviser to be below investment grade.

The Fund may invest in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), multiclass pass-through securities, and private mortgage pass-through securities. The Fund may also invest in corporate debt obligations, asset-backed securities, foreign securities (corporate and government), inflation-indexed bonds, and preferred securities.

The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Sub-Adviser’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates. The Fund may invest in individual securities of any maturity or duration.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any kind with a dollar-weighted average effective duration of between three and ten years.